Employee Benefit Plans (Net Periodic Pension Cost Of The Defined Benefit Plan) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation [Abstract]
Interest cost	$ 813	$ 836	$ 776
Expected return on plan assets	(937)	(1,032)	(979)
Net amortization and deferral	960	696	1,106
Net Periodic Pension Cost	$ 836	$ 500	$ 903